Cover Page Cover Page	Jul. 12, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 12, 2023
Entity Registrant Name	EMPLOYERS HOLDINGS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33245
Entity Tax Identification Number	04-3850065
Entity Address, Address Line One	2340 Corporate Circle, Suite 200
Entity Address, City or Town	Henderson,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89074
Local Phone Number	682-6671
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EIG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001379041
Amendment Flag	false
Document Information [Line Items]
Entity Address, Address Line One	2340 Corporate Circle, Suite 200
Entity Address, City or Town	Henderson,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89074
City Area Code	888